(As filed with the Securities and Exchange Commission on September 25,1995) File No. 33-52448
File No. 811-5779

            SECURITIES AND EXCHANGE COMMISSION
                  Washington, DC 20549
                        FORM N-2

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]
 Pre-Effective Amendment No. ___      [ ]
 Post-Effective Amendment No.  2       [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
 Amendment No.  9          [X]

                 NEW WORLD INVESTMENT FUND
   (Exact Name of Registrant as Specified in Charter)

            11100 Santa Monica Blvd., 15th Floor
                Los Angeles, CA 90025-3302
           (Address of Principal Executive Offices)

                      (310) 996-6000
      (Registrant's Telephone Number, including Area Code)

                  ROBERTA A. CONROY, ESQ.
                Vice President and Secretary
                 New World Investment Fund
            11100 Santa Monica Blvd., 15th Floor
                 Los Angeles, CA 90025-3302
           (Name and Address of Agent for Service)

                           Copy To:
                     ROBERT W. HELM, ESQ.
                    Dechert Price & Rhoads
                       1500 K Street, NW
                      Washington, DC 20005

If any of the securities being registered on this form are to be offered on a delayed or continuous basis pursuant to Rule 415 under the Securities Act of
1933, check the following box.        [ ]

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered   Amount Being Registered   Proposed Maximum Offering Price Per Share   Proposed Maximum
Aggregate Offering Price   Amount of Registration Fee

Shares of Beneficial
Interest $.001 par value


Removal from Registration Shares of Beneficial Interest.

 This Post-Effective Amendment shall become effective on such date as the Commission, acting pursuant to Section 8(c) of the Securities Act of 1933, may determine.

          REMOVAL FROM REGISTRATION OF SHARES OF BENEFICIAL INTEREST

     Registrant by this Post-Effective Amendment No. 2 to its Registration Statement on Form N-2 (File No. 33-52448) removes from registration under the Securities Act of 1933, as amended, ("1933 Act"), 3,167,380 shares of beneficial interest of the Registrant, that constitute the unsold portion of a continuous offering made pursuant to Rule 415 (the "Rule") under the 1933 Act.

     Registrant removes these securities from registration pursuant to paragraph (a)(3) of the Rule, which required the Registrant to make the undertakings required by Item 512(a) of Regulation S-K.

     This Post-Effective Amendment removes from registration only the unsold portion of those securities currently registered pursuant to the Rule (File No. 33-52448) and has no effect on those securities whose registration is currently pending before the Securities and Exchange Commission (File No. 33-90354) nor upon the Registrant's registration pursuant to the Investment Company Act of 1940 (File No. 811-5779).